BUSINESS COMBINATIONS - EMC Merger Transaction (Details) $ / shares in Units, shares in Millions, $ in Millions	Sep. 07, 2016 USD ($) $ / shares shares	Feb. 02, 2018 $ / shares shares	Feb. 03, 2017 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Shares outstanding (in shares) | shares		769	778
Class V Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Shares outstanding (in shares) | shares			209
EMC
Business Acquisition [Line Items]
Cash consideration (in dollars per share) | $ / shares	$ 24.05
Equity issued in acquisition | $	$ 10,041
Total purchase price to allocate | $	$ 63,951
EMC | Class V Common Stock
Business Acquisition [Line Items]
Cash consideration (in dollars per share) | $ / shares	$ 45.07
Share issuance ratio	0.11146
Shares reserved for issuance (in shares) | shares	343
Shares issued in EMC merger (in shares) | shares	223
EMC
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Shares outstanding (in shares) | shares	2,000